Restructuring - Canadian Restructuring Plan Reserves Roll Forward (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Severance and related expense
Restructuring Charges		$ 4,830	$ 9,667	$ 8,261
Canadian Restructuring Plan
Severance and related expense
Beginning balance	$ 309	1,121
Restructuring Charges	30	707	617
Cash Paid	(281)	(1,519)
Ending balance	58	309	1,121
United States Restructuring Plan
Severance and related expense
Beginning balance	825	3,286
Restructuring Charges	74	1,789	3,820
Cash Paid	(612)	(4,250)
Ending balance	$ 287	$ 825	$ 3,286